Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Accounts Receivable Net [Line Items]
Accounts receivable, gross				¥ 981,259		¥ 668,406
Less: allowance for doubtful receivables	¥ (48,202)	¥ (7,422)	¥ (7,422)	(48,202)		(64)
Accounts receivable, net				933,057	$ 142,997	668,342	¥ 148,423
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(64)	(7,422)	(6,856)
Additions charged to general and administrative expenses, net	(43,606)	(117)	(566)
Write-off during the year		7,475	0
Balance at the end of the year	(48,202)	(64)	(7,422)
Adoption of ASC326
Accounts Receivable Net [Line Items]
Less: allowance for doubtful receivables	(4,532)	0	0	¥ (4,532)		¥ 0
Summary of allowance for doubtful accounts
Balance at the beginning of the year	0	0
Balance at the end of the year	¥ (4,532)	¥ 0	¥ 0